Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2025
Cash and cash equivalents
Schedule of cash and cash equivalents

	June 30,	December 31,
	2025	2024
Cash at bank and on hand	2,300,994	3,341,738
Total cash and cash equivalents	2,300,994	3,341,738

Schedule of cash and cash equivalents by currency

	June 30,	December 31,
	2025	2024
CHF	95.02%	80.84%
USD	3.03%	14.90%
EUR	1.34%	2.42%
GBP	0.61%	1.84%
Total	100.00%	100.00%